Summary of principal accounting policies (Details 3) (USD $)	12 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Item-based revenue model	Dec. 31, 2011 Item-based revenue model	Dec. 31, 2010 Item-based revenue model	Jun. 30, 2010 Item-based revenue model As previously reported Mole's World	Jul. 31, 2010 Item-based revenue model Change in accounting estimate of the useful life of the permanent items Mole's World	Dec. 31, 2012 Item-based revenue model Online Business Minimum	Dec. 31, 2012 Item-based revenue model Online Business Maximum
Revenue recognition
Estimated average lives of the permanent items							1 year	18 months	1 year	1 year 6 months
Gross revenue recognized from virtual premium items				$ 16,269,659	$ 21,203,727	$ 12,992,892
Expiration period of prepaid cards	2 years
Other operating income in connection with expired prepaid cards	1,867,626	546,360	41,801
Sales tax on revenue earned from business conducted in the PRC (as a percent)	5.00%
Value-added tax on revenue earned from business conducted in the PRC (as a percent)	6.00%
Sales and marketing expenses
Advertising expenses	5,078,703	3,295,128	942,826
Government subsidies
Unrestricted cash subsidies received from local government agencies	$ 3,377,496	$ 1,187,059	$ 236,449